                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN EQUITY AND INCOME FUND
PORTFOLIO OF INVESTMENTS | SEPTEMBER 30, 2007 (UNAUDITED)

DESCRIPTION                                                 SHARES               VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS   58.0%
AEROSPACE & DEFENSE   0.8%
Raytheon Co. .....................................          2,481,900       $    158,394,858
                                                                            ----------------

AUTOMOBILE MANUFACTURERS   0.4%
Honda Motor Co. Ltd. - ADR (Japan) ...............          2,522,900             84,163,944
                                                                            ----------------

BIOTECHNOLOGY   0.3%
Applera Corp. ....................................          1,469,870             50,916,297
                                                                            ----------------

BROADCASTING & CABLE TV   0.8%
Comcast Corp., Class A (a)........................          6,922,800            167,393,304
                                                                            ----------------

COMMUNICATIONS EQUIPMENT   1.2%
Alcatel-Lucent, SA - ADR (France) ................         16,402,200            166,974,396
Cisco Systems, Inc. (a)...........................          2,414,400             79,940,784
                                                                            ----------------
                                                                                 246,915,180
                                                                            ----------------
COMPUTER HARDWARE   0.3%
Hewlett-Packard Co. ..............................          1,022,000             50,885,380
                                                                            ----------------

DIVERSIFIED CHEMICALS   2.5%
Bayer AG - ADR (Germany) .........................          5,223,800            415,814,480
Du Pont (E.I.) de Nemours & Co. ..................          1,428,500             70,796,460
                                                                            ----------------
                                                                                 486,610,940
                                                                            ----------------
DRUG RETAIL   0.2%
Rite Aid Corp. (a)................................          6,974,200             32,220,804
                                                                            ----------------
ELECTRIC UTILITIES   3.0%
American Electric Power Co., Inc. ................          4,965,800            228,824,064
Entergy Corp. ....................................          2,103,300            227,766,357
FirstEnergy Corp. ................................          2,033,500            128,801,890
                                                                            ----------------
                                                                                 585,392,311
                                                                            ----------------
GOLD   0.7%
Newmont Mining Corp. .............................          3,222,800            144,155,844
                                                                            ----------------
HEALTH CARE EQUIPMENT   0.8%
Boston Scientific Corp. (a).......................          5,546,300             77,370,885


Covidien Ltd. (Bermuda) ..........................          1,865,450             77,416,175
                                                                            ----------------
                                                                                 154,787,060
                                                                            ----------------
HOME IMPROVEMENT RETAIL   0.6%
Home Depot, Inc. .................................          3,503,200            113,643,808
                                                                            ----------------

HOUSEHOLD PRODUCTS   1.1%
Kimberly-Clark Corp. .............................            894,100             62,819,466
Procter & Gamble Co. .............................          2,087,600            146,841,784
                                                                            ----------------
                                                                                 209,661,250
                                                                            ----------------
HOUSEWARES & SPECIALTIES   0.3%
Fortune Brands, Inc. .............................            378,161             30,816,340
Newell Rubbermaid, Inc. ..........................          1,230,300             35,457,246
                                                                            ----------------
                                                                                  66,273,586
                                                                            ----------------
HYPERMARKETS & SUPER CENTERS   1.6%
Wal-Mart Stores, Inc. ............................          7,500,200            327,383,730
                                                                            ----------------

INDUSTRIAL CONGLOMERATES   3.4%
General Electric Co. .............................          7,864,700            325,598,580
Siemens AG - ADR (Germany) .......................          1,859,200            255,175,200
Tyco International Ltd. (Bermuda) ................          2,313,850            102,596,109
                                                                            ----------------
                                                                                 683,369,889
                                                                            ----------------
INSURANCE BROKERS   1.3%
Marsh & McLennan Cos., Inc. ......................          9,785,100            249,520,050
                                                                            ----------------

INTEGRATED OIL & GAS   3.8%
ConocoPhillips ...................................          2,268,000            199,062,360
Exxon Mobil Corp. ................................          1,618,400            149,799,104
Occidental Petroleum Corp. .......................          2,498,400            160,097,472
Royal Dutch Shell PLC - ADR (United Kingdom) .....          2,879,700            236,653,746
                                                                            ----------------
                                                                                 745,612,682
                                                                            ----------------
INTEGRATED TELECOMMUNICATION SERVICES   2.6%
Embarq Corp. .....................................          1,174,043             65,276,791
France Telecom - ADR (France) ....................          3,510,600            117,394,464
Verizon Communications, Inc. .....................          7,303,012            323,377,371
                                                                            ----------------
                                                                                 506,048,626
                                                                            ----------------

INTERNET SOFTWARE & SERVICES   0.8%
Yahoo!, Inc. (a)..................................          5,758,400            154,555,456
                                                                            ----------------

INVESTMENT BANKING & BROKERAGE   0.5%
Charles Schwab Corp. .............................          4,847,640            104,709,024
                                                                            ----------------

LIFE & HEALTH INSURANCE   0.3%
Aegon NV (Netherlands) ...........................          2,659,800             50,615,994
Conseco, Inc. (a).................................            821,940             13,151,040
                                                                            ----------------
                                                                                  63,767,034
                                                                            ----------------
MANAGED HEALTH CARE   0.5%
CIGNA Corp. ......................................          1,889,700            100,702,113
                                                                            ----------------

MOVIES & ENTERTAINMENT   2.7%
Time Warner, Inc. ................................         16,156,900            296,640,684
Viacom, Inc., Class B (a).........................          6,046,700            235,639,899
                                                                            ----------------
                                                                                 532,280,583
                                                                            ----------------
MULTI-LINE INSURANCE   0.6%
Hartford Financial Services Group, Inc. ..........          1,186,400            109,801,320
                                                                            ----------------

OIL & GAS EQUIPMENT & SERVICES   1.0%
Schlumberger Ltd. (Netherlands Antilles) .........          1,838,300            193,021,500
                                                                            ----------------

OIL & GAS EXPLORATION & PRODUCTION   0.2%
Devon Energy Corp. ...............................            551,800             45,909,760
                                                                            ----------------

OIL & GAS STORAGE & TRANSPORTATION   0.5%
Williams Cos., Inc. ..............................          3,000,000            102,180,000
                                                                            ----------------

OTHER DIVERSIFIED FINANCIAL SERVICES   3.8%
Bank of America Corp. ............................          2,348,695            118,068,898
Citigroup, Inc. ..................................          6,218,200            290,203,394
JPMorgan Chase & Co. .............................          7,642,845            350,195,158
                                                                            ----------------
                                                                                 758,467,450
                                                                            ----------------
PACKAGED FOODS & MEATS   2.9%
Cadbury Schweppes PLC - ADR (United Kingdom) .....          3,344,423            155,582,558
ConAgra Foods, Inc. ..............................          2,526,400             66,014,832
Kraft Foods, Inc., Class A .......................          4,304,614            148,552,229
Unilever NV (Netherlands) ........................          6,910,900            213,201,265
                                                                            ----------------
                                                                                 583,350,884
                                                                            ----------------

PERSONAL PRODUCTS   0.3%
Estee Lauder Cos., Inc., Class A .................          1,551,500             65,876,690
                                                                            ----------------

PHARMACEUTICALS   8.5%
Abbott Laboratories ..............................          5,536,500            296,867,130
Bristol-Myers Squibb Co. .........................          8,623,900            248,540,798
Eli Lilly & Co. ..................................          4,509,900            256,748,607
Novartis AG - ADR (Switzerland) ..................            715,200             39,307,392
Pfizer, Inc. .....................................          3,762,500             91,917,875
Roche Holdings AG - ADR (Switzerland) ............          1,621,300            146,488,832
Sanofi Aventis - ADR (France) ....................          1,092,500             46,343,850
Schering-Plough Corp. ............................         11,567,618            365,883,759
Wyeth, Inc. ......................................          4,538,800            202,203,540
                                                                            ----------------
                                                                               1,694,301,783
                                                                            ----------------
PROPERTY & CASUALTY INSURANCE   2.5%
Chubb Corp. ......................................          3,312,516            177,683,358
Travelers Cos., Inc. .............................          4,215,049            212,185,567
XL Capital Ltd., Class A (Cayman Islands) ........          1,394,400            110,436,480
                                                                            ----------------
                                                                                 500,305,405
                                                                            ----------------
REGIONAL BANKS   0.9%
Fifth Third Bancorp ..............................          2,281,500             77,297,220
PNC Financial Services Group, Inc. ...............          1,570,400            106,944,240
                                                                            ----------------
                                                                                 184,241,460
                                                                            ----------------
RESTAURANTS   0.3%
McDonald's Corp. .................................          1,136,090             61,882,822
                                                                            ----------------

SEMICONDUCTORS   0.9%
Intel Corp. ......................................          4,077,400            105,441,564
Micron Technology, Inc. (a).......................          5,807,917             64,467,879
                                                                            ----------------
                                                                                 169,909,443
                                                                            ----------------
SOFT DRINKS   1.1%
Coca-Cola Co. ....................................          3,815,900            219,299,773
                                                                            ----------------

SPECIALTY STORES   0.3%
Office Depot, Inc. (a)............................          3,358,691             69,256,208
                                                                            ----------------

SYSTEMS SOFTWARE   0.7%
Symantec Corp. (a)................................          7,153,400            138,632,892
                                                                            ----------------


THRIFTS & MORTGAGE FINANCE   1.3%
Federal Home Loan Mortgage Corp. .................          4,343,000            256,280,430
                                                                            ----------------

TOBACCO   0.8%
Altria Group, Inc. ...............................          2,169,700            150,859,241
                                                                            ----------------

WIRELESS TELECOMMUNICATION SERVICES   0.9%
Sprint Nextel Corp. ..............................          9,100,111            172,902,109
                                                                            ----------------

TOTAL COMMON STOCKS   58.0% ..........................  ............          11,495,842,923
                                                                            ----------------

CONVERTIBLE PREFERRED STOCKS   3.9%
ADVERTISING   0.1%
Interpublic Group of Cos., Inc., Ser B (b)........             13,700             13,420,862
                                                                            ----------------

AUTOMOBILE MANUFACTURERS   0.3%
Ford Motor Co. Capital Trust II ..................          1,538,300             58,455,400
                                                                            ----------------

COMMUNICATIONS EQUIPMENT   0.5%
Lucent Technologies Capital Trust I ..............            105,100            102,209,750
                                                                            ----------------

HEALTH CARE FACILITIES   0.1%
HEALTHSOUTH Corp., Ser A (b)......................             27,000             23,307,750
HEALTHSOUTH Corp., Ser A .........................              6,800              5,870,100
                                                                            ----------------
                                                                                  29,177,850
                                                                            ----------------
HEALTH CARE SERVICES   0.1%
Omnicare Capital Trust II ........................            600,000             27,750,000
                                                                            ----------------

HOUSEWARES & SPECIALTIES   0.2%
Newell Financial Trust I .........................            709,300             33,248,438
                                                                            ----------------

INTEGRATED OIL & GAS   0.2%
El Paso Energy Capital Trust I ...................            820,900             34,067,350
                                                                            ----------------

OIL & GAS REFINING & MARKETING   0.3%
El Paso Corp. ....................................             42,000             59,382,750
                                                                            ----------------

PHARMACEUTICALS   0.5%
Schering-Plough Corp. ............................            362,520            100,508,670
                                                                            ----------------

PROPERTY & CASUALTY INSURANCE   0.1%
XL Capital Ltd. (Cayman Islands) .................            913,900             25,406,420
                                                                            ----------------


THRIFTS & MORTGAGE FINANCE   1.5%
Federal National Mortgage Association ............              1,177            115,407,066
Sovereign Capital Trust IV .......................          2,044,900             86,908,250
Washington Mutual Capital Trust 2001 .............          1,820,000             90,781,600
                                                                            ----------------
                                                                                 293,096,916
                                                                            ----------------

TOTAL CONVERTIBLE PREFERRED STOCKS   3.9% ..........................             776,724,406
                                                                            ----------------

INVESTMENT COMPANIES   0.5%
iShares MSCI Japan Index Fund ....................          6,471,200             92,797,008
                                                                            ----------------

PAR
AMOUNT
(000)       DESCRIPTION                                           COUPON   MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
            CONVERTIBLE CORPORATE OBLIGATIONS   12.2%
            AEROSPACE & DEFENSE   0.4%
   63,000   L-3 Communications Corp.
               (Convertible into 616,694
               common shares)  ............................       3.000    08/01/35           73,237,500
                                                                                      ------------------
            AUTOMOTIVE   0.3%
   47,669   Ford Motor Co. (Convertible into
               5,181,415 common shares)   .................       4.250    12/15/36           55,951,489
                                                                                      ------------------
            BANKING   0.4%
   90,963   US Bancorp (Convertible into
               2,221,862 common
               shares) (b)(c) .............................       3.610    02/06/37           90,662,822
                                                                                      ------------------
            BIOTECHNOLOGY   1.3%
   72,500   Amgen, Inc. (Convertible into
               912,152 common shares)  ....................       0.375    02/01/13           66,246,875
   72,500   Amgen, Inc. (Convertible into
               912,152 common shares) (b) .................       0.375    02/01/13           66,246,875
   54,800   Imclone Systems, Inc.
               (Convertible into 578,759
               common shares)  ............................       1.375    05/15/24           51,101,000
   58,000   Invitrogen Corp. (Convertible into
               568,487 common shares)  ....................       1.500    02/15/24           57,057,500
   13,636   Invitrogen Corp. (Convertible into
               138,787 common shares)  ....................       3.250    06/15/25           14,726,880
                                                                                      ------------------
                                                                                             255,379,130
                                                                                      ------------------
            BROADCASTING & CABLE TV   0.1%
   21,235   Sinclair Broadcast Group, Inc.
               (Convertible into 930,849
               common shares)  ............................       6.000    09/15/12           19,854,725
                                                                                      ------------------
            COMMUNICATIONS EQUIPMENT   0.8%
   45,000   JDS Uniphase Corp. (Convertible
               into 1,138,662 common
               shares)  ...................................         *      11/15/10           42,525,000
   34,000   JDS Uniphase Corp. (Convertible
               into 1,122,112 common
               shares) (b) ................................       1.000    05/15/26           28,305,000

   36,000   Juniper Networks, Inc.
               (Convertible into 1,787,443
               common shares)  ............................         *      06/15/08           65,790,000
   21,464   Nortel Networks Corp.
               (Convertible into 214,640
               common shares) (Canada)  ...................       4.250    09/01/08           21,168,870
                                                                                      ------------------
                                                                                             157,788,870
                                                                                      ------------------
            COMPUTER & ELECTRONICS RETAIL   0.2%
   36,600   Best Buy, Inc. (Convertible into
               795,651 common shares)  ....................       2.250    01/15/22           40,397,250
                                                                                      ------------------
            DIVERSIFIED BANKS   0.5%
   92,200   Lehman Brothers Holdings, Inc.
               (Convertible into 797,235
               common shares)  ............................       1.500    03/23/12           91,646,800
                                                                                      ------------------
            ELECTRIC UTILITIES   0.5%
    2,000   Centerpoint Energy, Inc.
               (Convertible into 48,927 Time
               Warner, Inc. common
               shares) (d) ................................       2.000    09/15/29           70,300,000
   10,065   PG & E Corp. (Convertible into
               667,117 common shares)  ....................       9.500    06/30/10           34,598,437
                                                                                      ------------------
                                                                                             104,898,437
                                                                                      ------------------
            ENTERTAINMENT   0.2%
   36,400   International Game Technology
               (Convetible into 589,225
               common shares)  ............................       2.600    12/15/36           36,309,000
                                                                                      ------------------
            ENVIRONMENTAL & FACILITIES SERVICES   0.1%
   22,000   Allied Waste Industries, Inc.
               (Convertible into 1,076,847
               common shares)  ............................       4.250    04/15/34           20,982,500
                                                                                      ------------------
            HEALTH CARE   0.7%
   23,000   AMERIGROUP Corp.
               (Convertible into 540,762
               common shares)  ............................       2.000    05/15/12           23,690,000
   54,290   Beckman Coulter, Inc.
               (Convertible into 731,547
               common shares) (b) .........................       2.500    12/15/36           63,587,163
   14,000   Edwards Lifesciences Corp.
               (Convertible into 256,129
               common shares)  ............................       3.875    05/15/33           14,577,500

   45,375   Health Management Associates,
               Inc. (Convertible into 3,258,415
               common shares)  ............................       1.500    08/01/23           44,637,656
                                                                                      ------------------
                                                                                             146,492,319
                                                                                      ------------------
            HEALTH CARE EQUIPMENT   0.4%
   22,700   Advanced Medical Optics, Inc.
               (Convertible into 451,832
               common shares)  ............................       2.500    07/15/24           21,451,500
   50,000   Medtronic, Inc., Ser B (Convertible
               into 808,980 common shares).................       1.250    09/15/21           49,875,000
   15,957   Medtronic, Inc. (Convertible into
               284,536 common shares)  ....................       1.500    04/15/11           17,732,216
                                                                                      ------------------
                                                                                              89,058,716
                                                                                      ------------------
            HEALTH CARE FACILITIES   0.3%
   40,103   Manor Care, Inc. (Convertible into
               896,198 common shares) (b)(e)............... 2.125/1.875    08/01/35           58,801,024
    1,938   Manor Care, Inc. (Convertible into
               43,309 common shares) (e) .................. 2.125/1.875    08/01/35            2,841,592
                                                                                      ------------------
                                                                                              61,642,616
                                                                                      ------------------
            HEALTH CARE SERVICES   0.3%
   66,278   Omnicare, Inc. (Convertible into
               831,279 common shares)  ....................       3.250    12/15/35           53,933,722
                                                                                      ------------------
            INDUSTRIAL CONGLOMERATES   0.3%
   64,000   3M Co., LYON (Convertible into
               605,453 common shares) (d) .................       2.400    11/21/32           59,520,000
                                                                                      ------------------
            INTEGRATED TELECOMMUNICATION SERVICES   0.4%
   36,200   Level 3 Communications, Inc.
               (Convertible into 5,041,784
               common shares)  ............................       2.875    07/15/10           34,933,000
   13,650   Level 3 Communications, Inc.
               (Convertible into 2,500,000
               common shares)  ............................       3.500    06/15/12           14,844,375
   40,800   Level 3 Communications, Inc.
               (Convertible into 302,573
               common shares)  ............................       6.000    03/15/10           38,046,000
                                                                                      ------------------
                                                                                              87,823,375
                                                                                      ------------------
            INVESTMENT BANKING & BROKERAGE   0.8%
   64,200   Goldman Sachs Group, Inc.
               (Convertible into 565,641
               common shares)  ............................       2.000    02/02/12           66,212,670
   90,500   Goldman Sachs Group, Inc.
               (Convertible into 763,069
               common shares) (b) .........................       2.000    05/09/14           90,554,300
                                                                                      ------------------
                                                                                             156,766,970
                                                                                      ------------------

            LIFE & HEALTH INSURANCE   0.2%
   35,802   Conseco, Inc. (Convertible into
               1,342,897 common shares) (e)................ 3.500/0.000    09/30/35           32,982,592
                                                                                      ------------------
            MEDIA-NONCABLE   0.3%
   35,490   Interpublic Group of Cos., Inc.
               (Convertible into 2,857,488
               common shares)  ............................       4.500    03/15/23           38,373,563
      375   Tribune Co. (Convertible into
               4,538 Time Warner, Inc.
               common shares)  ............................       2.000    05/15/29           22,587,725
                                                                                      ------------------
                                                                                              60,961,288
                                                                                      ------------------
            METALS   0.2%
   13,657   Newmont Mining Corp.
               (Convertible into 295,561
               common shares) (b) .........................       1.250    07/15/14           15,568,980
   18,210   Newmont Mining Corp.
               (Convertible into 394,095
               common shares) (b) .........................       1.625    07/15/17           20,782,163
                                                                                      ------------------
                                                                                              36,351,143
                                                                                      ------------------
            OTHER   0.1%
   18,209   Live Nation, Inc. (Convertible into
               670,810 common shares) (b) .................       2.875    07/15/27           18,755,270
                                                                                      ------------------

            PAPER PACKAGING   0.2%
   35,800   Sealed Air Corp. (Convertible into
               517,084 common shares) (b) .................       3.000    06/30/33           34,368,000
                                                                                      ------------------
            PHARMACEUTICALS   0.8%
   27,304   Charles River Laboratories
               International (Convertible into
               557,922 common shares) (b) .................       2.250    06/15/13           35,085,640
   12,435   St. Jude Medical, Inc. (Convertible
               into 238,878 common
               shares) (b) ................................       1.220    12/15/08           12,699,244
   68,475   Teva Pharmaceutical Finance Co.
               (Convertible into 1,335,769
               common shares) (Israel)  ...................       1.750    02/01/26           72,497,906
    2,488   Valeant Pharmaceuticals
               International (Convertible into
               78,704 common shares) (b) ..................       4.000    11/15/13            2,260,970
   40,000   Watson Pharmaceuticals, Inc.
               (Convertible into 998,752
               common shares)  ............................       1.750    03/15/23           39,050,000
                                                                                      ------------------
                                                                                             161,593,760
                                                                                      ------------------

            PHOTOGRAPHIC PRODUCTS   0.3%
   50,000   Eastman Kodak Co. (Convertible
               into 1,611,865 common
               shares)  ...................................       3.375    10/15/33           53,312,500
                                                                                      ------------------
            SEMICONDUCTORS   0.4%
   15,280   Intel Corp. (Convertible into
               484,624 common shares)  ....................       2.950    12/15/35           15,891,200
   30,145   Intel Corp. (Convertible into
               956,085 common shares) (b) .................       2.950    12/15/35           31,350,800
   40,978   Xilinx, Inc. (Convertible into
               1,314,410 common shares) (b)................       3.125    03/15/37           40,158,440
                                                                                      ------------------
                                                                                              87,400,440
                                                                                      ------------------
            TECHNOLOGY   1.7%
   36,300   Amdocs Ltd. (Convertible into
               841,837 common shares)
               (Guernsey)  ................................       0.500    03/15/24           38,387,250
   55,000   Electronic Data Systems Corp.
               (Convertible into 1,611,016
               common shares)  ............................       3.875    07/15/23           55,412,500
   67,702   EMC Corp. (Convertible into
               4,210,915 common shares) (b)................       1.750    12/01/11           96,306,095
   22,767   EMC Corp. (Convertible into
               1,417,923 common shares)  ..................       1.750    12/01/11           32,386,058
   36,420   Linear Technology Corp.
               (Convertible into 728,400
               common shares) (b) .........................       3.000    05/01/27           35,782,650
   36,428   Lucent Technologies, Inc., Ser B
               (Convertible into 2,373,157
               common shares)  ............................       2.875    06/15/25           34,378,925
   46,672   SanDisk Corp. (Convertible into
               566,719 common shares)  ....................       1.000    05/15/13           44,571,760
                                                                                      ------------------
                                                                                             337,225,238
                                                                                      ------------------

            TOTAL CONVERTIBLE CORPORATE OBLIGATIONS   12.2%                                2,425,296,472
                                                                                      ------------------

            UNITED STATES TREASURY OBLIGATIONS   9.7%
  134,525   United States Treasury Bonds ..................       8.125    08/15/21          178,718,615
   23,665   United States Treasury Bonds ..................       8.750    08/15/20           32,550,474
   28,000   United States Treasury Bonds ..................       9.000    11/15/18           38,320,632
   25,000   United States Treasury Notes ..................       2.625    03/15/09           24,537,125
  130,000   United States Treasury Notes ..................       3.125    04/15/09          128,446,110
   54,000   United States Treasury Notes ..................       3.250    01/15/09           53,548,614
   55,000   United States Treasury Notes ..................       3.375    10/15/09           54,389,885
   70,000   United States Treasury Notes ..................       3.500    08/15/09           69,442,240
   55,000   United States Treasury Notes ..................       3.625    07/15/09           54,703,550
   50,000   United States Treasury Notes ..................       3.625    06/15/10           49,574,250
   97,075   United States Treasury Notes ..................       3.875    02/15/13           95,489,959
   45,000   United States Treasury Notes ..................       4.000    06/15/09           45,038,700
   75,000   United States Treasury Notes ..................       4.000    11/15/12           74,390,700
  155,000   United States Treasury Notes ..................       4.000    02/15/14          152,166,445
  100,000   United States Treasury Notes ..................       4.250    08/15/14           99,328,200
   20,000   United States Treasury Notes ..................       4.500    02/15/09           20,142,200
  226,860   United States Treasury Notes ..................       4.500    02/28/11          230,103,418
  184,000   United States Treasury Notes ..................       4.750    11/15/08          185,581,296
   25,000   United States Treasury Notes ..................       4.875    05/15/09           25,365,250
   25,000   United States Treasury Notes ..................       5.125    06/30/08           25,185,550
   72,340   United States Treasury Notes ..................       5.750    08/15/10           75,714,010
   75,000   United States Treasury Notes ..................       6.000    08/15/09           77,759,775
  133,000   United States Treasury Notes ..................       6.500    02/15/10          140,512,505
                                                                                      ------------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS   9.7% ......................         1,931,009,503
                                                                                      ------------------
            CORPORATE BONDS   4.7%
            AEROSPACE/DEFENSE   0.0%
    3,579   Raytheon Co. ..................................       4.500    11/15/07            3,575,496
                                                                                      ------------------
            AIRLINES   0.0%
    3,654   America West Airlines, Inc. ...................       7.100    04/02/21            3,800,641
                                                                                      ------------------

            AUTOMOTIVE   0.0%
    3,730   DaimlerChrysler NA Holding Corp................       7.750    01/18/11            3,998,937
    1,500   DaimlerChrysler NA Holding Corp................       8.500    01/18/31            1,864,644
                                                                                      ------------------
                                                                                               5,863,581
                                                                                      ------------------
            BANKING   0.7%
    8,940   Bank of America Corp. .........................       3.375    02/17/09            8,744,795
    1,525   Bank of New York Co., Inc. ....................       3.800    02/01/08            1,517,055
      505   Bank One Corp. ................................       6.000    02/17/09              511,930
    3,250   Huntington National Bank ......................       4.375    01/15/10            3,184,890

      790   JPMorgan Chase & Co. ..........................       6.000    02/15/09              800,690
    5,480   JPMorgan Chase & Co. ..........................       6.750    02/01/11            5,761,661
    4,116   JPMorgan Chase & Co. ..........................       7.000    11/15/09            4,276,384
   10,385   Marshall & Ilsley Bank ........................       3.800    02/08/08           10,324,289
    8,790   MBNA Corp. (c).................................       5.790    05/05/08            8,816,572
    5,730   Popular North America, Inc. ...................       5.650    04/15/09            5,777,525
   15,235   Sovereign Bancorp (c)..........................       5.440    03/23/10           15,243,395
      675   Sovereign Bank ................................       4.000    02/01/08              671,715
   17,340   Unicredito Luxembourg Finance,
               SA (Luxembourg) (b)(c) .....................       5.410    10/24/08           17,351,913
   10,305   USB Capital IX (d).............................       6.189    04/15/42           10,319,911
   29,765   Wachovia Capital Trust III (d).................       5.800    03/15/42           29,588,107
    2,540   Washington Mutual Bank FA .....................       5.500    01/15/13            2,450,706
    8,730   Washington Mutual, Inc. .......................       8.250    04/01/10            9,214,855
                                                                                      ------------------
                                                                                             134,556,393
                                                                                      ------------------
            BROKERAGE   0.4%
   10,085   Goldman Sachs Capital II (d)...................       5.793    12/29/49            9,552,451
   46,000   Goldman Sachs Group, Inc. .....................       0.250    08/30/08           58,412,640
    6,401   World Financial Properties (b).................       6.910    09/01/13            6,605,445
    2,901   World Financial Properties (b).................       6.950    09/01/13            2,997,210
                                                                                      ------------------
                                                                                              77,567,746
                                                                                      ------------------

            CHEMICALS   0.0%
    5,635   ICI Wilmington, Inc. ..........................       4.375    12/01/08            5,608,871
                                                                                      ------------------

            CONSTRUCTION MACHINERY   0.1%
    8,555   Caterpillar Financial Services
               Corp.  .....................................       3.625    11/15/07            8,537,813
                                                                                      ------------------

            CONSUMER PRODUCTS   0.1%
   10,150   Clorox Co. (c)..................................      5.828    12/14/07           10,161,581
                                                                                      ------------------
            DIVERSIFIED MANUFACTURING   0.2%
    7,815   Brascan Corp. (Canada) .........................      7.125    06/15/12            8,386,581
      775   Brascan Corp. (Canada) .........................      8.125    12/15/08              804,936
    4,900   Brookfield Asset Management,
               Inc. (Canada)  ..............................      5.800    04/25/17            4,916,180
    6,140   Cooper Industries, Inc. ........................      5.250    11/15/12            6,125,565
    3,510   Textron Financial Corp. ........................      4.125    03/03/08            3,495,430
    9,030   Textron Financial Corp. ........................      5.125    02/03/11            8,988,751
                                                                                      ------------------
                                                                                              32,717,443
                                                                                      ------------------
            ELECTRIC   0.3%
    8,235   Arizona Public Service Co. .....................      5.800    06/30/14            8,164,541
    7,100   Carolina Power & Light Co. .....................      5.125    09/15/13            6,961,287
      700   Consumers Energy Co., Ser F ....................      4.000    05/15/10              680,278

      610   Consumers Energy Co., Ser N ...................       4.400    08/15/09              602,082
    4,300   Consumers Energy Co., Ser H ...................       4.800    02/17/09            4,280,899
    4,885   Detroit Edison Co. ............................       6.125    10/01/10            5,047,993
    4,205   Duquesne Light Co., Ser O .....................       6.700    04/15/12            4,432,125
    3,630   Entergy Gulf States, Inc. .....................       3.600    06/01/08            3,573,989
    3,340   Entergy Gulf States, Inc. (c)..................       5.980    12/01/09            3,314,028
    1,330   Indianapolis Power & Light Co. (b).............       6.300    07/01/13            1,369,530
    4,500   NiSource Finance Corp. (c).....................       6.064    11/23/09            4,466,300
    9,035   Ohio Power Co., Ser K .........................       6.000    06/01/16            9,092,291
    1,255   Public Service Electric & Gas .................       5.000    01/01/13            1,218,086
    5,045   Wisconsin Electric Power Co. ..................       3.500    12/01/07            5,030,516
                                                                                      ------------------
                                                                                              58,233,945
                                                                                      ------------------
           ELECTRIC UTILITIES   0.0%
    2,420   CenterPoint Energy Resources
               Corp.  .....................................       6.250    02/01/37            2,383,601
    1,805   CenterPoint Energy Resources
               Corp. Ser B  ...............................       7.875    04/01/13            1,974,291
                                                                                      ------------------
                                                                                               4,357,892
                                                                                      ------------------
            ENVIRONMENTAL   0.0%
    1,855   Waste Management, Inc. ........................       7.375    08/01/10            1,964,599
                                                                                      ------------------
            FOOD/BEVERAGE   0.2%
    2,385   ConAgra Foods, Inc. ...........................       7.000    10/01/28            2,510,699
    4,230   ConAgra Foods, Inc. ...........................       8.250    09/15/30            5,012,271
    9,000   FBG Finance Ltd. (Australia) (b)...............       5.125    06/15/15            8,501,193
    7,750   Miller Brewing Co. (b).........................       4.250    08/15/08            7,674,972
    7,175   YUM! Brands, Inc. .............................       8.875    04/15/11            8,011,124
                                                                                      ------------------
                                                                                              31,710,259
                                                                                      ------------------
            HEALTH CARE   0.1%
    4,115   UnitedHealth Group, Inc. ......................       4.125    08/15/09            4,038,671
    6,175   UnitedHealth Group, Inc. (c)...................       5.660    03/02/09            6,177,074
    3,260   Wellpoint, Inc. ...............................       3.750    12/14/07            3,248,300

    2,265   Wellpoint, Inc. ...............................       4.250    12/15/09            2,232,289
                                                                                      ------------------
                                                                                              15,696,334
                                                                                      ------------------
            INTEGRATED ENERGY   0.0%
    5,000   Niagara Mohawk Power Corp.,
               Ser G  .....................................       7.750    10/01/08            5,100,865
                                                                                      ------------------
            LIFE INSURANCE   0.2%
    5,000   American General Corp. ........................       7.500    08/11/10            5,291,805
    3,985   AXA Financial, Inc. ...........................       6.500    04/01/08            4,007,587
    1,145   John Hancock Financial Services,
               Inc.  ......................................       5.625    12/01/08            1,154,441

      730   John Hancock Global Funding
               II (b) .....................................       7.900    07/02/10              783,370
    3,155   Nationwide Financial Services,
               Inc.  ......................................       6.250    11/15/11            3,233,395
    4,865   Platinum Underwriters Finance,
               Inc., Ser B  ...............................       7.500    06/01/17            5,161,006
    4,980   Platinum Underwriters Finance,
               Inc. Ser B (Bermuda)  ......................       6.371    11/16/07            4,975,737
   10,335   Xlliac Global Funding (b)......................       4.800    08/10/10           10,285,010
                                                                                      ------------------
                                                                                              34,892,351
                                                                                      ------------------
            MEDIA-CABLE   0.2%
    3,525   Comcast Cable Communications,
               Inc.  ......................................       6.750    01/30/11            3,658,826
    6,325   Comcast Cable Communications,
               Inc.  ......................................       7.125    06/15/13            6,740,597
   10,000   Cox Communications, Inc. ......................       7.250    11/15/15           10,769,750
   15,240   Time Warner, Inc. (c)..........................       5.730    11/13/09           15,068,337
                                                                                      ------------------
                                                                                              36,237,510
                                                                                      ------------------
            MEDIA-NONCABLE   0.1%
    8,530   Viacom, Inc. ..................................       6.875    04/30/36            8,520,881
                                                                                      ------------------
            NONCAPTIVE-CONSUMER FINANCE   0.2%
    5,800   American General Finance Corp..................       4.625    05/15/09            5,751,993
    6,760   American General Finance Corp..................       4.625    09/01/10            6,630,986
    6,230   Countrywide Home Loans, Inc. ..................       3.250    05/21/08            6,005,078
    2,385   Household Finance Corp. .......................       4.125    12/15/08            2,359,850
    2,900   Household Finance Corp. .......................       4.125    11/16/09            2,827,935
    1,340   Household Finance Corp. .......................       5.875    02/01/09            1,350,688
    6,316   Household Finance Corp. .......................       6.375    10/15/11            6,528,451
    3,285   Household Finance Corp. .......................       6.400    06/17/08            3,306,523
    7,060   Household Finance Corp. .......................       6.750    05/15/11            7,369,221
    1,925   Household Finance Corp. .......................       8.000    07/15/10            2,067,177
    2,500   Washington Mutual Preferred
               Funding II (b)(d) ..........................       6.665    12/31/49            2,158,073
                                                                                      ------------------
                                                                                              46,355,975
                                                                                      ------------------
            NONCAPTIVE-DIVERSIFIED FINANCE   0.2%
    7,765   Capmark Financial Group, Inc. (b)..............       5.875    05/10/12            7,078,691
    3,100   Capmark Financial Group, Inc. (b)..............       6.300    05/10/17            2,702,571
    4,015   CIT Group, Inc. ...............................       4.750    08/15/08            3,957,561
    2,925   General Electric Capital Corp..................       4.250    12/01/10            2,865,084
    2,420   General Electric Capital Corp..................       4.750    09/15/14            2,328,359
    4,750   General Electric Capital Corp..................       5.875    02/15/12            4,879,628


   10,165   Nationwide Building Society
               (United Kingdom) (b) .......................       4.250    02/01/10            9,962,147
                                                                                      ------------------

                                                                                              33,774,041
                                                                                      ------------------
            OTHER UTILITIES   0.0%
    8,390   Plains All American Pipeline ..................       6.700    05/15/36            8,426,480
                                                                                      ------------------
            PIPELINES   0.0%
    3,075   Consolidated Natural Gas Co.,
               Ser C  .....................................       6.250    11/01/11            3,164,605
    4,610   Texas Eastern Transmission
               Corp.  .....................................       7.000    07/15/32            4,882,488
                                                                                      ------------------
                                                                                               8,047,093
                                                                                      ------------------
            PROPERTY & CASUALTY INSURANCE   0.3%
   22,220   AIG SunAmerica Global Financing
               VI (b) .....................................       6.300    05/10/11           22,933,373
    9,355   Catlin Insurance Co. Ltd.
               (Bermuda) (b)(d) ...........................       7.249    12/01/49            8,838,323
   10,871   Farmers Exchange Capital (b)...................       7.050    07/15/28           10,855,248
    2,790   Farmers Insurance Exchange
               Surplus (b) ................................       8.625    05/01/24            3,205,543
    6,330   Mantis Reef Ltd. (Cayman
               Islands) (b) ...............................       4.692    11/14/08            6,299,679
    5,240   Two-Rock Pass Through Trust
               (Bermuda) (b)(c) ...........................       6.440    02/11/49            4,428,534
                                                                                      ------------------
                                                                                              56,560,700
                                                                                      ------------------
            RAILROADS   0.1%
    5,760   Burlington Northern Santa Fe
               Corp.  .....................................       6.125    03/15/09            5,830,439
    5,000   CSX Corp. .....................................       6.750    03/15/11            5,197,670
    2,285   Union Pacific Corp. ...........................       6.625    02/01/08            2,293,034
                                                                                      ------------------
                                                                                              13,321,143
                                                                                      ------------------
            REFINING   0.0%
    6,275   Valero Energy Corp. ...........................       3.500    04/01/09            6,151,947
                                                                                      ------------------
            REITS   0.1%
   12,195   iStar Financial, Inc. (c)......................       6.074    03/09/10           11,376,972
                                                                                      ------------------
            RETAILERS   0.2%
    2,240   CVS Caremark Corp. ............................       5.750    08/15/11            2,271,037
    5,625   CVS Caremark Corp. ............................       5.750    06/01/17            5,500,311
    8,218   CVS Lease Pass Through
               Trust (b) ..................................       6.036    12/10/28            8,006,270
    2,890   Federated Department Stores,
               Inc.  ......................................       6.300    04/01/09            2,921,290

    4,000   Federated Department Stores,
               Inc.  ......................................       6.625    09/01/08         4,031,796
   13,000   Home Depot, Inc. (c)...........................       5.819    12/16/09        12,837,578
                                                                                       --------------
                                                                                           35,568,282
                                                                                       --------------
            SUPERMARKETS   0.0%
    3,655   Fred Meyer, Inc. ..............................       7.450    03/01/08         3,684,562
    3,700   Kroger Co., Ser B .............................       7.250    06/01/09         3,828,893
                                                                                       --------------
                                                                                            7,513,455
                                                                                       --------------
            TECHNOLOGY   0.0%
    4,720   LG Electronics, Inc. (South
               Korea) (b) .................................       5.000    06/17/10         4,674,433
                                                                                       --------------
            THRIFTS & MORTGAGE FINANCE   0.8%
   70,000   Federal Home Loan Mortgage
               Corp.  .....................................       5.500    08/23/17        72,895,270
   70,000   Federal National Mortgage
               Association  ...............................       5.375    06/12/17        72,121,140
   10,425   Federal National Mortgage
               Association  ...............................       6.625    11/15/30        12,326,676
                                                                                       --------------
                                                                                          157,343,086
                                                                                       --------------
            WIRELESS   0.0%
    7,125   Vodafone Group PLC (United
               Kingdom) (c) ...............................       5.288    12/28/07         7,121,858
                                                                                       --------------
            WIRELINE   0.2%
      253   AT&T Corp. ....................................       7.300    11/15/11           272,035
      650   AT&T Corp. ....................................       8.000    11/15/31           793,198
    9,810   France Telecom, SA (France) ...................       8.500    03/01/31        12,645,414
    3,000   GTE Corp. .....................................       7.510    04/01/09         3,099,057
    4,700   SBC Communications, Inc. ......................       6.150    09/15/34         4,661,305
    2,310   Sprint Capital Corp. ..........................       8.750    03/15/32         2,656,184
    1,025   Telecom Italia Capital
               (Luxembourg)  ..............................       4.000    11/15/08         1,010,850
   10,060   Telecom Italia Capital
               (Luxembourg)  ..............................       4.000    01/15/10         9,799,848
    1,575   Telecom Italia Capital
               (Luxembourg)  ..............................       4.875    10/01/10         1,558,267
    9,335   Telefonica Europe (Netherlands)................       8.250    09/15/30        11,188,856
      365   Verizon New England, Inc. .....................       6.500    09/15/11           378,547
                                                                                       --------------
                                                                                           48,063,561
                                                                                       --------------

            TOTAL CORPORATE BONDS   4.7% ............................................     923,403,227
                                                                                       --------------

            ASSET BACKED SECURITIES   2.1%
    6,235   Bank of America Securities Auto
               Trust  .....................................       3.990    08/18/09            6,208,387
    6,138   Capital Auto Receivables Asset
               Trust  .....................................       4.050    07/15/09            6,114,279
   23,500   Capital Auto Receivables Asset
               Trust  .....................................       4.980    05/15/11           23,471,541
   26,750   Capital Auto Receivables Asset
               Trust (b) ..................................       5.310    10/20/09           26,750,827
   24,825   Capital Auto Receivables Asset
               Trust (c) ..................................       5.671    07/15/10           24,621,783
   12,550   Capital One Auto Finance Trust.................       5.070    07/15/11           12,538,254
    1,677   Caterpillar Financial Asset Trust..............       3.900    02/25/09            1,675,116
   19,250   Caterpillar Financial Asset Trust..............       5.570    05/25/10           19,319,433
    4,764   Chase Manhattan Auto Owner
               Trust  .....................................       2.830    09/15/10            4,722,324
      602   CIT Equipment .................................       3.500    09/20/08              599,678
   16,200   CIT Equipment .................................       5.070    02/20/10           16,095,074
   18,000   Citibank Credit Card Issuance
               Trust (c) ..................................       5.350    03/22/12           17,928,041
   17,525   Citibank Credit Card Issuance
               Trust  .....................................       5.650    09/20/19           17,467,496
    2,397   CNH Equipment Trust ...........................       4.020    04/15/09            2,392,693
   12,092   CNH Equipment Trust ...........................       4.270    01/15/10           12,042,877
   10,100   CNH Equipment Trust ...........................       5.200    06/15/10           10,087,843
    4,022   Daimler Chrysler Auto Trust ...................       4.040    09/08/09            4,007,734
    1,050   Ford Credit Auto Owner Trust ..................       4.170    01/15/09            1,048,838
    9,870   Ford Credit Auto Owner Trust ..................       5.050    03/15/10            9,857,050
   24,000   Ford Credit Auto Owner Trust ..................       5.260    10/15/10           24,019,339
    7,850   GE Equipment Small Ticket
               LLC (b) ....................................       4.380    07/22/09            7,826,072
   12,870   GE Equipment Small Ticket
               LLC (b) ....................................       4.880    10/22/09           12,857,143
   19,900   GS Auto Loan Trust ............................       5.370    12/15/10           19,932,395
    6,188   Harley-Davidson Motorcycle Trust...............       3.560    02/15/12            6,113,908
   14,661   Harley-Davidson Motorcycle Trust...............       3.760    12/17/12           14,433,123
   10,000   Harley-Davidson Motorcycle Trust...............       4.070    02/15/12            9,904,984
   10,700   Hertz Vehicle Financial, LLC  (b)..............       4.930    02/25/10           10,673,938
    5,297   Honda Auto Receivables Owner
               Trust  .....................................       3.060    10/21/09            5,290,677
    4,915   Honda Auto Receivables Owner
               Trust  .....................................       3.870    04/20/09            4,890,502
    1,653   Honda Auto Receivables Owner
               Trust  .....................................       3.930    01/15/09            1,649,437

   12,077   Honda Auto Receivables Owner
               Trust  .....................................       4.850    10/19/09           12,053,460
    5,108   Hyundai Auto Receivables Trust.................       3.980    11/16/09            5,071,527
    5,000   Lehman XS Trust (c)............................       5.301    04/25/46            4,950,973
    4,775   Lehman XS Trust (c)............................       5.531    11/25/46            4,254,373
    6,189   Merrill Auto Trust Securitization..............       4.100    08/25/09            6,164,349
    7,232   Nissan Auto Receivables Owner
               Trust  .....................................       3.990    07/15/09            7,195,181
    9,900   TXU Electric Delivery Transition
               Bond Company LLC  ..........................       4.810    11/15/12            9,868,909
    9,233   USAA Auto Owner Trust .........................       3.580    02/15/11            9,183,618
    2,362   USAA Auto Owner Trust .........................       3.900    07/15/09            2,352,925
    9,197   Volkswagen Auto Loan
               Enchanced Trust  ...........................       4.800    07/20/09            9,177,013
    3,098   Wachovia Auto Owners Trust ....................       4.060    09/21/09            3,083,018
                                                                                      ------------------

            TOTAL ASSET BACKED SECURITIES   2.1% ..................................          407,896,132
                                                                                      ------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS   1.8%
   11,244   American Home Mortgage
               Assets (c) .................................       5.431    06/25/47           10,813,472
    5,025   American Home Mortgage
               Investment Trust (c) .......................       5.511    03/25/46            4,091,444
    5,768   American Home Mortgage
               Investment Trust (c) .......................       5.571    11/25/45            5,534,400
   15,000   Banc of America Commercial
               Mortgage, Inc. (d) .........................       5.838    06/10/49           15,105,496
   14,300   Banc of America Commercial
               Mortgage, Inc. (d) .........................       5.867    04/10/49           14,455,145
   14,625   Bear Stearns Commercial
               Mortgage Securities (d) ....................       5.902    06/11/40           14,824,696
    9,286   Bear Stearns Mortgage Funding
               Trust (c) ..................................       5.341    07/25/36            8,972,987
   15,675   Citigroup Commercial Mortgage
               Trust (d) ..................................       5.889    12/10/49           15,877,800
   18,000   Commercial Mortgage
               Pass-Through Certificates (d)...............       6.010    12/10/49           18,379,687
    3,645   Countrywide Alternative Loan
               Trust (c) ..................................       5.421    06/25/47            3,563,394
   17,967   Countrywide Alternative Loan
               Trust (c) ..................................       5.755    09/25/47           17,585,102
    6,103   Countrywide Alternative Loan
               Trust (c) ..................................       5.831    02/25/37            5,504,175
   17,654   Countrywide Alternative Loan
               Trust (c) ..................................       6.460    11/25/35           17,632,270

    9,875   Credit Suisse Mortgage Capital
               Certificates (d) ...........................       5.913    06/15/39           10,003,367
   30,408   Downey Savings & Loan
               Association Mortgage Loan
               Trust (c) ..................................       5.643    04/19/38           29,672,167
   20,012   Downey Savings & Loan
               Association Mortgage Loan
               Trust (c) ..................................       6.657    08/19/45           19,711,549
   11,300   Greenwich Capital Commercial
               Funding Corp.  .............................       5.444    03/10/39           11,188,354
   11,400   GS Mortgage Securities Corp.
               II (d) .....................................       5.993    08/10/45           11,616,732
    4,890   Harborview Mortgage Loan
               Trust (c) ..................................       5.261    04/19/38            4,768,122
    4,526   Harborview Mortgage Loan
               Trust (c) ..................................       5.703    10/19/37            4,458,178
   24,977   Harborview Mortgage Loan
               Trust (c) ..................................       5.776    11/19/36           24,339,744
    4,789   Harborview Mortgage Loan
               Trust (c) ..................................       6.203    01/19/36            4,198,516
    2,858   Indymac Index Mortgage Loan
               Trust (c) ..................................       5.351    04/25/46            2,803,350
   10,000   JP Morgan Chase Commercial
               Mortgage Securities Corp. ..................       5.440    06/12/47            9,881,672
   10,425   JP Morgan Chase Commercial
               Mortgage Securities Corp. (d)...............       5.937    02/12/49           10,562,947
   12,825   JP Morgan Chase Commercial
               Mortgage Securities Corp. (d)...............       6.007    06/15/49           13,075,445
    9,550   LB-UBS Commercial Mortgage
               Trust  .....................................       5.430    02/15/40            9,441,423
   11,294   Mastr Adjustable Rate Mortgages
               Trust (c) ..................................       5.981    05/25/47            8,131,680
    3,811   Residential Accredit Loans, Inc. (c)...........       5.681    05/25/47            2,923,456
    1,963   Structured Adjustable Rate
               Mortgage Loan Trust (c) ....................       5.441    07/25/35            1,928,552
   17,072   Washington Mutual Mortgage
               Pass-Through Certificates (c)...............       5.945    04/25/46           16,779,400
   13,790   Washington Mutual Mortgage
               Pass-Through Certificates (c)...............       6.455    10/25/45           13,678,269
                                                                                      ------------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   1.8% ......................          361,502,991
                                                                                      ------------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   0.2%
   10,523   Federal Home Loan Mortgage
               Corp.  .....................................       5.971    01/01/37                 10,662,732
   28,468   Federal National Mortgage
               Association  ...............................       7.516    05/01/36                 29,099,416
                                                                                            ------------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   0.2% ................                39,762,148
                                                                                            ------------------

TOTAL LONG -TERM INVESTMENTS   93.1%
 (Cost $15,778,275,161)  ...........................................................            18,454,234,810
                                                                                            ------------------

  SHORT-TERM INVESTMENTS  6.2%
  REPURCHASE AGREEMENTS   6.1%
  Banc of America Securities ($397,609,772 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
     09/28/07, to be sold on 10/01/07 at $397,778,756) .............................               397,609,772
  Citigroup Global Markets, Inc. ($353,430,908 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 4.90%,
     dated 09/28/07, to be sold on 10/01/07 at $353,575,226)  ......................               353,430,908
  State Street Bank & Trust Co. ($458,542,320 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 4.55%,
     dated 09/28/07, to be sold on 10/01/07 at $458,716,184)  ......................               458,542,320
                                                                                            ------------------
  TOTAL REPURCHASE AGREEMENTS   6.1% ...............................................             1,209,583,000
                                                                                            ------------------
  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.1%
  Federal Home Loan Bank Discount Notes ($15,000,000 par, yielding 4.549%,
     10/19/07 maturity)   ..........................................................                14,966,220
  United States Treasury Bill ($3,200,000 par, yielding 5.049%, 01/10/08
     maturity) (f) .................................................................                 3,157,513
                                                                                            ------------------

  TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.1% .........................                18,123,733
                                                                                            ------------------
  TOTAL SHORT-TERM INVESTMENTS   6.2%
    (Cost $1,227,705,788)...........................................................             1,227,706,733

  TOTAL INVESTMENTS  99.3%
    (Cost $17,005,980,949)..........................................................            19,681,941,543

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%.......................................               148,156,227
                                                                                            ------------------

  NET ASSETS 100.0%.................................................................        $   19,830,097,770
                                                                                            ==================

  Percentages are calculated as a percentage of net assets.

*   Zero coupon bond
(a) Non-income producing security as this stock currently does not declare income dividends.
(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the
    Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c) Floating Rate Coupon
(d) Variable Rate Coupon
(e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
(f) All or a portion of this security has been physically segregated in connection with open futures contracts.


ADR --  American Depositary Receipt
LYON --  Liquid Yield Option Note
REIT -- Real Estate Investment Trust


  FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:
                                                                                        UNREALIZED
                                                                                       APPRECIATION/
                                                                     CONTRACTS         DEPRECIATION
  LONG CONTRACTS:
  U.S. Treasury Notes 10-Year Futures, December 2007
     (Current Notional Value of $109,281 per contract).......            859           $    424,182
  U.S. Treasury Notes 2-Year Futures, December 2007
     (Current Notional Value of $207,047 per contract).......             92                 (5,086)
  U.S. Treasury Notes 5-Year Futures, December 2007
     (Current Notional Value of $107,031 per contract).......          2,570              1,558,184
SHORT CONTRACTS:
  U.S. Treasury Bond Futures, December 2007 (Current
     Notional Value of $111,344 per contract) ...............          2,215                354,008
                                                                       -----            -----------
                                                                       5,736            $ 2,331,288
                                                                       =====            ===========

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:
INTEREST RATE SWAPS


                                                 PAY/
                                                RECEIVE                             NOTIONAL
                                               FLOATING     FIXED    EXPIRATION      AMOUNT
  COUNTERPARTY          FLOATING RATE INDEX      RATE       RATE        DATE          (000)            VALUE
---------------------------------------------------------------------------------------------------------------
  Citibank, N.A.,         USD-LIBOR BBA
     New York                                     Pay       5.457%     08/07/17     $101,966        $ 1,965,661
  JP Morgan               USD-LIBOR BBA
     Chase Bank,
     N.A.                                         Pay       5.443%     08/20/17      218,926          3,876,465
  JP Morgan               USD-LIBOR BBA
     Chase Bank,
     N.A.                                         Pay       5.487%     09/27/37       20,104            104,557
  JP Morgan               USD-LIBOR BBA
     Chase Bank,
     N.A.                                         Pay       5.489%     08/02/17      102,217          2,223,517
  JP Morgan               USD-LIBOR BBA
     Chase Bank,
     N.A.                                         Pay       5.680%     08/03/37       87,825          2,856,697
  JP Morgan               USD-LIBOR BBA
     Chase Bank,
     N.A.                                         Pay       5.686%    08/03/37        82,727          2,757,402
  Lehman Brothers         USD-LIBOR BBA
    Special Financing,
     Inc., New York,                              Pay       5.610%    08/09/37        81,828          1,844,978
                                                                                                    -----------
                                                                                                    $15,629,277
                                                                                                    ===========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007